Acquisition	12 Months Ended
Dec. 31, 2020
Hoya Intermediate, LLC
Business Acquisition [Line Items]
Acquisition
6. A
CQUISITION
On April 11, 2019, the Company acquired all of the outstanding equity of Fanxchange Limited, a Canadian-based online ticket distribution marketplace, for total consideration of $31,118 thousand, net of cash acquired. This acquisition served to complement the Company’s marketplace with its distribution partners and technology. As it was a business combination in accordance with ASC 805,
Business Combinations
, it was accounted for using the acquisition method of accounting. The purchase price was finalized in 2019.
Transaction costs incurred related to this acquisition were immaterial and were recognized as a period expense within General and administrative expense in the Consolidated Statements of Operations and Comprehensive Loss.
The following table summarizes the consideration paid and the fair values of the assets acquired, and liabilities assumed (in thousands):

Allocation of purchase price
Cash and cash equivalents	$3,130
Other current assets	776
Property and equipment	277
Intangible asset — developed technology	4,900
Intangible assets — other	4,800
Goodwill	21,244

Total assets acquired	35,127
Current liabilities assumed	879
Net assets acquired	$34,248